Exhibit 99.1

CLI Funding VI LLC
Fixed Rate Asset Backed Notes, Series 2019-1
Sample Container Agreed-Upon Procedures

Report To:
Container Leasing International, LLC
CLI Funding VI LLC

24 April 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC
CLI Funding VI LLC
123 Tice Boulevard
Woodcliff Lake, New Jersey 07677

Re:	CLI Funding VI LLC (the “Issuer”)
Fixed Rate Asset Backed Notes, Series 2019-1 (the “Notes”)
Sample Container Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Container Leasing International, LLC (the “Manager”), the Issuer, RBC Capital Markets, LLC (“RBC”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Manager, Issuer and RBC, the “Specified Parties”), solely to assist the Issuer with respect to certain information relating to a pool of intermodal marine container leases (the “Leases”) and corresponding leased containers (the “Containers”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Manager, on behalf of the Issuer, provided us with:
a.
An electronic data file labeled “CLIF VI 2019-1 Proposed Pool - revised.xlsx” and the corresponding record layout and decode information (the “Container Data File”) that the Manager, on behalf of the Issuer, indicated contains information relating to certain intermodal marine container leases (the “Additional Leases”) and corresponding leased containers (the “Additional Containers”) as of 28 February 2019 (the “Statistical Cut‑Off Date”) that are expected to be representative of the Leases and corresponding Containers,

b.	Imaged copies of:
i.	The lease addendum or other related documents (collectively and as applicable, the “Lease Addendum”),
ii.	The customer rental invoices (the “Rental Invoice”),
iii.	The container cost invoice(s), machinery cost invoice(s), positioning cost invoice(s) and inspection invoice(s) (collectively and as applicable, the “Cost Invoices”) and
iv.
Certain printed screen shots from the Manager’s servicing system, as applicable (the “Mistral System Screen Shots,” together with the Lease Addendum, Rental Invoice and Cost Invoices, the “Source Documents”),

that the Manager, on behalf of the Issuer, indicated relate to each Sample Container (as defined in Attachment A),
c.	Certain schedules that the Manager, on behalf of the Issuer, indicated contain certain information relating to the:
i.	Cost amount for certain Sample Containers (the “Invoice Details Schedule”),
ii.	Daily rental rate for certain Sample Containers (the “Daily Rental Rate Schedule”) and
iii.
Cost amount and net book value for each Sample Capital Container (as defined in Exhibit 1 to Attachment A) (each, a “Flexxperts Amortization Schedule,” together with the Source Documents, Invoice Details Schedule and Daily Rental Rate Schedule, the “Sources”),

d.
A schedule and the corresponding record layout and decode information (the “Equipment ID Mapping Schedule”) that the Manager, on behalf of the Issuer, indicated contains information relating to the equipment ID corresponding to each Sample Container,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Container Data File, which is shown on Exhibit 1 to Attachment A,
f.
Instructions, assumptions and methodologies (collectively, the “Net Book Value Calculation Methodology”), which are shown on Exhibit 2 to Attachment A, that the Manager, on behalf of the Issuer, indicated relate to the calculation of the net book value (the “Net Book Value”) for each Sample Container and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Container Data File, Sources, Equipment ID Mapping Schedule, Sample Characteristics, Net Book Value Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Container Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Equipment ID Mapping Schedule, Net Book Value Calculation Methodology or any other information provided to us by the Manager, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Additional Leases, Leases, Additional Containers or Containers, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 April 2019

Attachment A
Procedures performed and our associated findings

1.
As instructed by the Manager, on behalf of the Issuer, we randomly selected a sample of 50 Additional Containers from the Container Data File (the “Sample Containers”).  For the purpose of this procedure, the Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Containers or the methodology they instructed us to use to select the Sample Containers from the Container Data File.

For the purpose of the procedures described in this report, the 50 Sample Containers are referred to as Sample Container Numbers 1 through 50.

2.	For each Sample Container, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Container Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or the Container Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Manager, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.
Observed that the corresponding Lease Addendum contained a signature in the customer signature section of such Lease Addendum.  We performed no procedures to determine the validity of any signatures contained in the customer signature section of such Lease Addendum.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Container Data File Field Name	Source(s)		Note(s)

Mistral tag number	Mistral Tag .	Lease Addendum or Rental Invoice		i., ii.

Customer name	Cust Name	Lease Addendum		iii.

Contract number	Contract.	Lease Addendum		i., iv.

Equipment ID	EquipID	(a)	Lease Addendum and Equipment ID Mapping Schedule or	v.
		(b)	Mistral System Screen Shots

Cost amount	Cost	(a)	Cost Invoices, Invoice Details Schedule and recalculation,	vi.
		(b)	Invoice Details Schedule or
		(c)	Flexxperts Amortization Schedule

Contract begin date	ContBegin	(a)	Lease Addendum,	vii.
		(b)	Lease Addendum and Mistral System Screen Shots or
		(c)	Mistral System Screen Shots

Contract end date	ContEnd	Lease Addendum or Mistral System Screen Shots		viii., ix.

Daily rental rate	DailyRate	Lease Addendum, Rental Invoice or Daily Rental Rate Schedule		x.

Purchase option amount	PO Amt	Lease Addendum		xi.

Remaining term	RemainTerm	(a)	Lease Addendum and recalculation or	viii., xii.
		(b)	Mistral System Screen Shots and recalculation

Age	Age	(a)	Recalculation or	xiii.
		(b)	Mistral System Screen Shots and recalculation

Net book value	NBV	(a)	Recalculation,	xiv.
		(b)	Flexxperts Amortization Schedule or
		(c)	Invoice Details Schedule

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes.

ii.
For the purpose of comparing the mistral tag number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the mistral tag number, as shown on the Container Data File, agreed with the corresponding mistral tag number on the related Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist between the Lease Addendum and Rental Invoice with regards to the mistral tag number Sample Characteristic.

iii.	For the purpose of comparing the customer name Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer:
a.	Indicated that a customer name value of:
(1)	“COSCO Shipping Lines Co. Ltd.,” as shown on the Lease Addendum, corresponds to a customer name value of “COSCO (Cayman) Mercury Co Ltd,” as shown on the Container Data File,
(2)	“Evergreen International S.A.,” as shown on the Lease Addendum, corresponds to a customer name value of “Evergreen Marine Corporation,” as shown on the Container Data File, and
(3)	“Meridian Cargo Forwarders, Inc.,” as shown on the Lease Addendum, corresponds to a customer name value of “Meridian Shipping and Container Carrier Inc,” as shown on the Container Data File, and
b.	Instructed us to ignore differences due to abbreviations and truncations.

iv.	For the purpose of comparing the contract number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to ignore differences due to truncations.

Exhibit 1 to Attachment A

Notes:  (continued)

v.
For the purpose of comparing the equipment ID Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 3, 4, 6, 7, 12, 14, 17, 25, 26, 28, 29, 30, 33, 39, 40, 41, 45, 46, 47 and 48), the Manager, on behalf of the Issuer, instructed us to:

a.
Use the equipment ID, as shown on the Lease Addendum, corresponding to the daily rental rate, as shown on the Container Data File, in cases where the Lease Addendum does not describe the equipment ID for the corresponding Sample Container,

b.	Use the decode information shown on the Equipment ID Mapping Schedule, as applicable, and
c.	Ignore differences due to abbreviations and truncations.

For the purpose of comparing the equipment ID Sample Characteristic for Sample Container Numbers 1, 2, 3, 4, 6, 7, 12, 14, 17, 25, 26, 28, 29, 30, 33, 39, 40, 41, 45, 46, 47 and 48, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

vi.
For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “TERM” or “MLA,” as shown on the Container Data File (each, a “Sample Term Container” or “Sample MLA Container,” respectively) (except for Sample Container Number 28), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the cost amount by adding the:
(1)	Corresponding cost amounts, as shown on the Cost Invoices, to
(2)	Additional cost amounts, as shown on the Invoice Details Schedule (if applicable), and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value that is shown on the Container Data File).

For the purpose of comparing the cost amount Sample Characteristics for Sample Container Number 28, the Manager, on behalf of the Issuer, instructed us to use the Invoice Details Schedule as the Source.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.   (continued)

For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “CAPITAL,” as shown on the Container Data File (each, a “Sample Capital Container”), the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined begin principal balance for period 1, as shown on the corresponding Flexxperts Amortization Schedule, and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value that is shown on the Container Data File), subject to the additional instruction provided by the Manager, on behalf of the Issuer, described in the final paragraph of this note vi.

The Manager, on behalf of the Issuer, instructed us to use an asset item code value of “1202128,” as shown on the corresponding Flexxperts Amortization Schedule, for the purposes of identifying Sample Container Number 10.

vii.
For the purpose of comparing the contract begin date Sample Characteristic for each Sample Container (except for Sample Container Numbers 13, 14, 15, 16, 17, 25, 32, 40, 41, 42, 43, 44, 45, 49 and 50), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 13, 14, 40 and 41, the Manager, on behalf of the Issuer, instructed us to use the information, instructions, assumptions and methodologies described in the Lease Addendum and Mistral System Screen Shots.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 15, 16, 17, 25, 32, 42, 43, 44, 45, 49 and 50, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

viii.	The Manager, on behalf of the Issuer, instructed us not to compare the indicated Sample Characteristics for:
a.	The Sample MLA Containers or
b.	Sample Containers with a contract end date and remaining term value of “<Blank>,” both as shown on the Container Data File.

Exhibit 1 to Attachment A

Notes:  (continued)

ix.
For the purpose of comparing the contract end date Sample Characteristic for each Sample Container (except for Sample Container Numbers 13, 14, 15, 16, 17, 40, 41, 42, 43, 44, 45, 49 and 50 and in accordance with note viii. above), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source and
b.	Ignore differences of one day or less.

For the purpose of comparing the contract end date Sample Characteristic for Sample Container Numbers 13, 14, 15, 16, 17, 40, 41, 42, 43, 44, 45, 49 and 50, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

x.
For the purpose of comparing the daily rental rate Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 3 and 4), the Manager, on behalf of the Issuer, instructed us to note agreement if the daily rental rate, as shown on the Container Data File, agreed with the corresponding daily rental rate, as shown on the related Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist between the Lease Addendum and Rental Invoice with regards to the daily rental rate Sample Characteristic.

For the purpose of comparing the daily rental rate Sample Characteristic for Sample Container Numbers 1, 2, 3 and 4, the Manager, on behalf of the Issuer, instructed us to use the average rate, as shown on the Daily Rental Rate Schedule, corresponding to the equipment ID, as determined in note v. above.

xi.	For the purpose of comparing the purchase option amount Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to:
a.	Ignore differences of +/- $0.50 or less and
b.	Note agreement with a Container Data File value of “0” if the Lease Addendum did not indicate that the lessee has a right to purchase the leased container.

xii.
For the purpose of comparing the remaining term Sample Characteristic for each Sample Container (in accordance with note viii. above), the Manager, on behalf of the Issuer, instructed us to recalculate the remaining term as the maximum of:

a.	The result obtained by:
(1)	Calculating the difference in days between the:
(i)	Contract end date, as determined in note ix. above, and
(ii)	Statistical Cut-Off Date and
(2)	Dividing the result obtained in (1) above by 365 and
b.	0.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.
For the purpose of comparing the age Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 21, 22, 24, 27, 28, 35, 36, 37, 49 and 50), the Manager, on behalf of the Issuer, instructed us to recalculate the age by:

a.	Calculating the difference in days between the:
(1)	Statistical Cut-Off Date and
(2)	Curr Dep Date (“current depreciation date”), as shown on the Container Data File, and
b.	Dividing the result obtained in a. above by 365.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 1, 2, 3, 4, 6, 7, 9 and 50, the Manager, on behalf of the Issuer, instructed us to recalculate the age by:
a.	Calculating the difference in days between the:
(1)	Statistical Cut-Off Date and
(2)	Original in-service date, that the Manager, on behalf of the Issuer, instructed us to use as shown in the table below, and
b.	Dividing the result obtained in a. above by 365,

Sample Container Number	Original In-service Date
1	24 September 2003
2	23 April 2007
3	14 April 2007
4	10 August 2007
6	28 February 2007
7	29 June 2007
9	9 February 2008
50	30 June 2012

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 5, 8, 11, 12, 21, 22, 24, 27, 28, 35, 36, 37 and 49, the Manager, on behalf of the Issuer, instructed us to recalculate the age by:
a.	Calculating the difference in days between the:
(1)	Statistical Cut-Off Date and
(2)	On-hire date, as shown on the Mistral System Screen Shots, and
b.	Dividing the result obtained in a. above by 365.

Exhibit 1 to Attachment A

Notes:  (continued)

xiv.
For the purpose of comparing the net book value Sample Characteristic for each Sample Container (except for (i) the Sample Capital Containers and (ii) Sample Container Number 28), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the net book value using the Net Book Value Calculation Methodology and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value that is shown on the Container Data File).

For the purpose of comparing the net book value Sample Characteristic for each Sample Capital Container, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined end principal balance as of the Statistical Cut-Off Date, as shown on the corresponding Flexxperts Amortization Schedule, and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value that is shown on the Container Data File), subject to the additional instruction provided by the Manager, on behalf of the Issuer, described in the succeeding paragraph of this note vi.

The Manager, on behalf of the Issuer, instructed us to use an asset item code value of “1202128,” as shown on the corresponding Flexxperts Amortization Schedule, for the purposes of identifying Sample Container Number 10.

For the purpose of comparing the net book value Sample Characteristic for Sample Container Number 28, the Manager, on behalf of the Issuer, instructed us to use the Invoice Details Schedule as the Source.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Net Book Value Calculation Methodology

For the purpose of recalculating the net book value Sample Characteristic for each Sample Container (except for (i) the Sample Capital Containers and (ii) Sample Container Number 28), the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the depreciation base (the “Depreciation Base”) for each Sample Container, by subtracting:
a.	The result of multiplying the:
(i)	Cost amount, as shown on the Container Data File, by
(ii)	The salvage percentage value, which we were instructed by the Manager, on behalf of the Issuer, to assume is:
(a)	37%, in the case of Sample Containers with an equipment ID value of dry container (“D”), and
(b)	10% in the case of Sample Containers with an equipment ID value of reefer (“R”) or genset (“G”), all as shown on the Container Data File, and in accordance with the decode information shown on the Equipment ID Mapping Schedule, from
b.	The cost amount, as shown on the Container Data File.

2.
Calculate the useful life in days (the “Useful Life in Days”) for each Sample Container, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to assume is:

a.	12.5 years, in the case of Sample Containers with an equipment ID value of dry container (“D”),
b.	15 years, in the case of Sample Containers with an equipment ID value of reefer (“R”) or
c.	12 years, in the case of Sample Containers with an equipment ID value of genset (“G”), all as shown on the Container Data File, and in accordance with the decode information shown in the Equipment ID Mapping Schedule.

3.	Calculate the depreciation per day (the “Depreciation per Day”) for each Sample Container by dividing the:
a.	Depreciation Base by
b.	Useful Life in Days,
both as calculated above.

Exhibit 2 to Attachment A

4.	Calculate the number of days since the depreciation date (the “Number of Days Since the Depreciation Date”) for each Sample Container by calculating the difference in days between the:
a.	Statistical Cut‑Off Date and
b.	Current depreciation date, as shown on the Container Data File.

5.	Calculate the depreciation (the “Depreciation”) for each Sample Container by multiplying the:
a.	Depreciation per Day by
b.	Number of Days Since the Depreciation Date,
both as calculated above.

6.	Recalculate the net book value for each Sample Container by:
a.	Subtracting the:
(i)	Depreciation, as calculated above, from
(ii)	Cost amount, as shown on the Container Data File, and
b.	Rounding the result obtained in a. above to the second decimal ($XX.XX).